Royalties, Streaming and Other Mineral Interests (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jun. 04, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 20, 2024	Jun. 18, 2024	May 25, 2022
IfrsStatementLineItems [Line Items]
Land agreement proceeds		$ 1,663	$ 1,909
Vares Copper Stream [Member]
IfrsStatementLineItems [Line Items]
Streams percentage owned	100.00%
Satisfied in cash	$ 45,000
Satisfied by issuing shares	5,000
Fair value of puchase consideration	$ 50,000
Transaction cost of stream carrying value		884
Number of shares issued	2,906,977
Ongoing payments		268
Ongoing payments required to be made, percentage	30.00%
Effective payable copper fixed at percentage	24.50%
Other Mineral Interests [Member]
IfrsStatementLineItems [Line Items]
Fair value of puchase consideration				$ 112	$ 112
Net smelter return percentage					2.00%
Cote Gold Project [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						50,000
Cote Gold Mine [Member] | Royalties on development stage assets to royalties on production stage assets [member]
IfrsStatementLineItems [Line Items]
Carrying amount		$ 16,132